Investments in Associates - Associates Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Associates [Roll Forward]
Purchases and acquisitions	$ 535.8	$ 1,026.5
Divestitures and other net changes in capitalization	444.8	1,014.9
Investments in associates
Schedule Of Associates [Roll Forward]
Balance - January 1	1,437.0	1,769.6
Share of profit	73.0	72.2
Impairment charges	(57.3)	(46.6)
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	(23.0)	22.9
Share of losses on defined benefit plans	(49.6)	12.4
Share of pre-tax comprehensive income (loss) of associates and joint arrangements	(56.9)	60.9
Distributions and dividends received from associates	(74.2)	(50.5)
Purchases and acquisitions	321.7	367.4
Divestitures and other net changes in capitalization	(139.8)	(290.5)
Reclassifications	1,109.5	(440.4)
Foreign exchange effect	(87.1)	20.5
Balance - December 31	2,510.2	1,437.0
Joint arrangements
Schedule Of Associates [Roll Forward]
Balance - January 1	1,050.0	623.4
Share of profit	104.0	128.2
Impairment charges	0.0	0.0
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	(19.4)	46.4
Share of losses on defined benefit plans	0.0	0.0
Share of pre-tax comprehensive income (loss) of associates and joint arrangements	84.6	174.6
Distributions and dividends received from associates	(220.5)	(57.0)
Purchases and acquisitions	80.6	301.6
Divestitures and other net changes in capitalization	(16.0)	(2.4)
Reclassifications	(5.9)	0.0
Foreign exchange effect	(11.1)	9.8
Balance - December 31	961.7	1,050.0
Fairfax India
Schedule Of Associates [Roll Forward]
Balance - January 1	949.5	240.5
Share of profit	83.7	45.5
Impairment charges	0.0	0.0
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	0.5	(0.1)
Share of losses on defined benefit plans	0.0	(0.1)
Share of pre-tax comprehensive income (loss) of associates and joint arrangements	84.2	45.3
Distributions and dividends received from associates	(6.2)	(26.8)
Purchases and acquisitions	155.9	682.9
Divestitures and other net changes in capitalization	0.0	(0.7)
Reclassifications	0.0	(20.4)
Foreign exchange effect	(80.4)	28.7
Balance - December 31	1,103.0	949.5
Fairfax Africa
Schedule Of Associates [Roll Forward]
Balance - January 1	219.8	0.0
Share of profit	17.7	1.2
Impairment charges	0.0	0.0
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	(13.0)	(1.3)
Share of losses on defined benefit plans	0.0	0.0
Share of pre-tax comprehensive income (loss) of associates and joint arrangements	4.7	(0.1)
Distributions and dividends received from associates	0.0	0.0
Purchases and acquisitions	63.3	219.9
Divestitures and other net changes in capitalization	0.3	0.0
Reclassifications	0.0	0.0
Foreign exchange effect	0.0	0.0
Balance - December 31	288.1	219.8
Associates
Schedule Of Associates [Roll Forward]
Balance - January 1	3,656.3	2,633.5
Share of profit	278.4	247.1
Impairment charges	(57.3)	(46.6)
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	(54.9)	67.9
Share of losses on defined benefit plans	(49.6)	12.3
Share of pre-tax comprehensive income (loss) of associates and joint arrangements	116.6	280.7
Distributions and dividends received from associates	(300.9)	(134.3)
Purchases and acquisitions	621.5	1,571.8
Divestitures and other net changes in capitalization	(155.5)	(293.6)
Reclassifications	1,103.6	(460.8)
Foreign exchange effect	(178.6)	59.0
Balance - December 31	4,863.0	$ 3,656.3
Quess
Schedule Of Associates [Roll Forward]
Divestitures and other net changes in capitalization	$ 12.8